Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Cash and cash equivalents	$ 515,497	$ 356,499	$ 146,864
Non-hedge derivative assets	6,628	2,841	3,397
Other financial liabilities	(31,196)	(47,561)	(41,838)
Long-term debt, including embedded derivative	(981,030)	(979,575)	(1,232,164)
Warrant liabilities	0	(6,961)	(7,588)
Derivative financial liabilities	(2,634)	(16,140)	$ (10,682)
12 months or less
Statements [Line Items]
Cash and cash equivalents	515,497	356,499
Trade and other receivables	112,258	124,134
Non-hedge derivative assets	6,628	2,841
Assets used to manage liquidity risk	634,383	483,474
Trade and other payables, including embedded derivative	(164,628)	(192,821)
Other financial liabilities	(3,719)	(3,824)
Long-term debt, including embedded derivative	(79,263)	(79,715)
Finance lease liabilities	(18,448)	(20,186)
Non-derivative financial liabilities	(266,058)	(296,546)
Warrant liabilities		(6,961)
Gold option		(732)
Non-hedge derivative contracts	(2,634)	(15,263)
Derivative financial liabilities	(2,634)	(22,956)
13-36 months [Member]
Statements [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	11,440	12,403
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	11,440	12,403
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(4,757)	(4,791)
Long-term debt, including embedded derivative	(156,933)	(159,430)
Finance lease liabilities	(40,615)	(40,253)
Non-derivative financial liabilities	(202,305)	(204,474)
Warrant liabilities		0
Gold option		0
Non-hedge derivative contracts	0	(877)
Derivative financial liabilities	0	(877)
37-60 months
Statements [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	13,215	10,659
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	13,215	10,659
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(3,068)	(4,780)
Long-term debt, including embedded derivative	(535,000)	(152,396)
Finance lease liabilities	(19,111)	(29,311)
Non-derivative financial liabilities	(557,179)	(186,487)
Warrant liabilities		0
Gold option		0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
More than 60 months [Member]
Statements [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables		0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(20,310)	(23,821)
Long-term debt, including embedded derivative	(668,625)	(1,128,875)
Finance lease liabilities	0	0
Non-derivative financial liabilities	(688,935)	(1,152,696)
Warrant liabilities		0
Gold option		0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
Carrying amount [Member]
Statements [Line Items]
Cash and cash equivalents	515,497	356,499
Trade and other receivables	126,311	159,626
Non-hedge derivative assets	6,628	2,841
Assets used to manage liquidity risk	648,436	518,966
Trade and other payables, including embedded derivative	(164,628)	(192,821)
Other financial liabilities	(21,361)	(22,568)
Long-term debt, including embedded derivative	(981,030)	(979,575)
Finance lease liabilities	(74,235)	(84,573)
Non-derivative financial liabilities	(1,241,254)	(1,279,537)
Warrant liabilities		(6,961)
Gold option		(732)
Non-hedge derivative contracts	(2,634)	(16,140)
Derivative financial liabilities	(2,634)	(23,833)
Contractual cash flows [Member]
Statements [Line Items]
Cash and cash equivalents	515,497	356,499
Trade and other receivables	136,913	147,196
Non-hedge derivative assets	6,628	2,841
Assets used to manage liquidity risk	659,038	506,536
Trade and other payables, including embedded derivative	(164,628)	(192,821)
Other financial liabilities	(31,854)	(37,216)
Long-term debt, including embedded derivative	(1,439,821)	(1,520,416)
Finance lease liabilities	(78,174)	(89,750)
Non-derivative financial liabilities	(1,714,477)	(1,840,203)
Warrant liabilities		(6,961)
Gold option		(732)
Non-hedge derivative contracts	(2,634)	(16,140)
Derivative financial liabilities	$ (2,634)	$ (23,833)